CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 1) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	$ 39,716,156	$ 29,647,665	$ 26,025,459
Loss from operations	98,407,029	57,702,105	65,438,184
Income before income taxes	91,311,475	60,617,681	66,926,065
Income tax expenses	19,860,835	8,096,798	10,352,318
Net income	69,619,583	51,994,402	56,221,847
Other comprehensive income, net of tax of nil
Translation adjustments	2,146,051	4,193,473	5,910,090
Comprehensive income	73,596,691	56,714,356	62,483,837
Hollysys Automation Technologies Ltd [Member]
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	3,721,299	2,824,293	2,805,380
Loss from operations	(3,721,299)	(2,824,293)	(2,805,380)
Other income, net	0	217,471	0
Foreign exchange gain	262,633	1,620,422	0
Equity in profit of subsidiaries	73,078,249	52,980,802	59,027,227
Income before income taxes	69,619,583	51,994,402	56,221,847
Income tax expenses	0	0	0
Net income	69,619,583	51,994,402	56,221,847
Other comprehensive income, net of tax of nil
Translation adjustments	2,140,484	4,157,111	5,888,744
Comprehensive income	$ 71,760,067	$ 56,151,513	$ 62,110,591